Catalyst Systematic Alpha Fund

Catalyst Hedged Futures Strategy Fund

Catalyst/Exceed Defined Risk Fund

Catalyst/Exceed Defined Shield Fund

Catalyst Macro Strategy Fund

Catalyst Multi-Strategy Fund

Catalyst Hedged Commodity Strategy Fund

Catalyst/Millburn Hedge Strategy Fund

Each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Systematic Alpha Fund, Catalyst Hedged Futures Strategy Fund, Catalyst/Exceed Defined Risk Fund, Catalyst/Exceed Defined Shield Fund, Catalyst Macro Strategy Fund, Catalyst Multi-Strategy Fund, Catalyst Hedged Commodity Strategy Fund, Catalyst/Millburn Hedge Strategy Fund and Catalyst/Exceed Defined Risk Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on November 2, 2018, (SEC Accession No. 0001580642-18-005211).